AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 1999
                                               1933 ACT REGISTRATION NO. 2-78808
                                              1940 ACT REGISTRATION NO. 811-3541
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                 |_|

                           PRE-EFFECTIVE AMENDMENT NO.                |_|

                         POST-EFFECTIVE AMENDMENT NO. 33              |X|
                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940               |_|

                                AMENDMENT NO. 34                      |X|
                        (Check appropriate box or boxes)
                                 --------------
                           ASSET MANAGEMENT FUND, INC.
               (Exact name of Registrant as specified in Charter)

                 230 WEST MONROE STREET, CHICAGO, ILLINOIS 60606
              (Address of principal executive offices) (Zip code)

        Registrant's Telephone Number, including Area Code: 312-644-3100


         EDWARD E. SAMMONS, JR.                       with a copy to:
        PRESIDENT AND TREASURER                    CATHY G. O'KELLY, ESQ.
      ASSET MANAGEMENT FUND, INC.            VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        230 WEST MONROE STREET                    222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60606                   CHICAGO, ILLINOIS 60601
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b); or

|X|  on October 21, 1999 pursuant to paragraph (b); or

|_|  60 days after filing pursuant to paragraph (a)(1); or

|_|  on (date) pursuant to paragraph (a)(1); or

|_|  75 days after filing pursuant to paragraph (a)(2); or

|_|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 19th day of October, 1999.


                                        ASSET MANAGEMENT FUND, INC.


                                        By:  /s/  EDWARD E. SAMMONS, JR.
                                            ------------------------------------
                                             Edward E. Sammons, Jr., President


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on October 19, 1999 by the following persons in the capacities indicated.


SIGNATURE                                    TITLE

/s/ RODGER D. SHAY                           Trustee and Chairman of the Board
------------------------------------
Rodger D. Shay

/s/ EDWARD E. SAMMONS, JR.                   President (principal executive
------------------------------------         officer) and Treasurer (principal
Edward E. Sammons, Jr.                       financial and accounting officer)

/s/ RICHARD M. AMIS                          Trustee
------------------------------------
Richard M. Amis

/s/ ARTHUR G. DE RUSSO                       Trustee
------------------------------------
Arthur G. De Russo

/s/ DAVID F. HOLLAND                         Trustee
------------------------------------
David F. Holland

/s/ GERALD J. LEVY                           Trustee
------------------------------------
Gerald J. Levy